Taxes Payables (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
VAT tax payables	$ 4,921,050	$ 4,523,655	$ 4,071,476
Income tax liability	405,421	353,575	410,624
Individual Income tax payable	6,574	6,713	19,438
Other tax payable		162
Total taxes payable	$ 5,333,045	$ 4,884,105	$ 4,501,539